UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                       FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2008

Check here if Amendment:      ___; Amendment Number:  ___
  This Amendment (Check only one.)  ___ is a restatement.
                                           ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Context Capital Management, LLC
Address:    4365 Executive Drive, Suite 850
            San Diego, CA  92121

Form 13F File Number:   28-10965

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Michael S. Rosen
Title:      Manager
Phone:      (858) 481-3666

Signature, Place and Date of Signing:

      /s/ Michael S. Rosen                San Diego, CA     November 11, 2008

Report Type (Check only one.):

X    13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:         46

Form 13F Information Table Value Total:         33,751


List of Other Included Managers:    NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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
NAME OF ISSUER             TITLE OF                VALUE                SH/  PUT/  INV.    OTHER
                           CLASS       CUSIP       X1000      SHARES    PRN  CALL  DISC.   MGR           VOTING AUTH
                                                                                                      SOLE     SHR   NONE

2020 Chinacap Acq wrts         WTS      90212G117  10         48,530     SH  CALL                  48,530
AMERICAN TOWER                 CNV      029912AR3  1765       1,000,000 PRN                        1,000,000
CORPORATION 3% 08/15/2012
SER: B CONV FA
AMGEN INC. 0.125%              CNV      031162AN0  861        940,000   PRN                        940,000
02/01/2011 CONV FA
AVNET, INC. 2% 03/15/2034      CNV      053807AL7  598        600,000   PRN                        600,000
CONV SM
BEST BUY CO., INC. REGS        CNV      086516AF8  1036       1,060,000 PRN                        1,060,000
2.250000 01/15/2022 SER:
B CONV JJ
BOSTON PROPERTIES LP           CNV      10112RAK0  251        290,000   PRN                        290,000
2.875% 02/15/2037 CONV
AF  -
BRE PROPERTIES, INC.           CNV      05564EBH8  507        585,000   PRN                        585,000
4.12500000 08/15/2026
CONV FA
CARNIVAL CORPORATION STEP      CNV      143658AV4  692        1,100,000 PRN                        1,100,000
CPN DUE 04/29/2033 CONV
OA 1.132% TO 4/08, 0%
THEREAFTER
CELL GENESYS INC 3.125%        CNV      150921AB0  595        1,482,000 PRN                        1,482,000
11/01/2011 SER: B CONV MN
CEPHALON INC 2%                CNV      156708AP4  2552       1,500,000 PRN                        1,500,000
06/01/2015 SER: CEPH CONV
DJ
CHARLES RIVER LABS INTL        CNV      159864AB3  1768       1,440,000 PRN                        1,440,000
INC 2.25% 06/15/2013 CONV
DJ
CMS ENERGY CORPORATION         CNV      125896AW0  933        900,000   PRN                        900,000
2.875% 12/01/2024 CONV JD
DIGITAL RIVER, INC. 1.25%      CNV      25388BAB0  422        430,000   PRN                        430,000
01/01/2024 SER: B CONV JJ
DUNE ENERGY INC CMN            COM      265338202  36         50,000     SH                        50,000
EatonVance                     COM      27828G107  232        14,790     SH                        14,790
TaxAdvantageDividendInc
EatonVance Tax-Mana            COM      27828N102  61         5,000      SH                        5,000
EMC CORPORATION 1.75%          CNV      268648AK8  843        850,000   PRN                        850,000
12/01/2011 CONV JD
EMC CORPORATION 1.75%          CNV      268648AM4  612        630,000   PRN                        630,000
12/01/2013 CONV JD
FIFTH THIRD BANCORP            CNV      316773209  1126       10,500     SH                        10,500
PERPETUAL CVT PFD 8.5%
SER G DEP SH REPSTG
1/250TH INTEREST INT PERP
CONV PFD STK SER G
FLEXTRONICS INTERNATIONAL      CNV      33938EAL1  349        399,000   PRN                        399,000
LTD. 1% 08/01/2010 SER: B
CONV FA
GENCORP INC 4% 01/16/2024      CNV      368682AJ9  430        501,000   PRN                        501,000
SER: B CONV JJ
GENZYME CORPORATION 1.25%      CNV      372917AN4  797        690,000   PRN                        690,000
12/01/2023 SER: B CONV DJ
GILEAD SCIENCES INC 0.5%       CNV      375558AG8  1538       1,250,000 PRN                        1,250,000
05/01/2011 CONV NM
HIGHLANDS ACQUISITION          COM      430880104  491        54,520     SH                        54,520
CORP. CMN
HUTCHINSON TECHNOLOGY          CNV      448407AE6  618        685,000   PRN                        685,000
INC. 2.25% 03/15/2010
CONV SM
ION Media Ntwrks 7/31/13       CNV      46205AAB9             82        PRN                        82
[Defer int mat]
KEMET CORPORATION 2.25%        CNV      488360AB4  536        1,490,000 PRN                        1,490,000
11/15/2026 CONV MN
L-3 COMMUNICATIONS CORP        CNV      502413AW7  764        700,000   PRN                        700,000
3% 08/01/2035 CONV FA
MEDTRONIC INC. 1.5%            CNV      585055AL0  2189       2,200,000 PRN                        2,200,000
04/15/2011 CONV OA
NABORS INDUSTRIES, INC.        CNV      629568AP1  764        851,000   PRN                        851,000
0.94000000 05/15/2011
CONV NM
OCWEN FINANCIAL                CNV      675746AD3  2617       2,965,000 PRN                        2,965,000
CORPORATION 3.25%
08/01/2024 SER: B CONV FA
OMNICOM GROUP INC. 0%          CNV      681919AT3  713        782,000   PRN                        782,000
07/01/2038 CONV
PLACER DOME INC. 2.75%         CNV      725906AK7  1528       1,000,000 PRN                        1,000,000
10/15/2023 SER: B CONV OA
Prospect Acquisition Corp      WTS      74347T111  42         210,940    SH  CALL                  210,940
wrts
RED HAT, INC. 0.5%             CNV      756577AB8  669        690,000   PRN                        690,000
01/15/2024 SER: B CONV JJ
SAPPHIRE INDUSTRIALS           COM      80306T109  1281       142,437    SH                        142,437
CORP. CMN
SESI, L.L.C. 1.50000000        CNV      78412FAH7  829        950,000   PRN                        950,000
12/15/2026 CONV JD
TRANSOCEAN INC. 1.625%         CNV      893830AU3  547        580,000   PRN                        580,000
12/15/2037 SER: A CONV JD
TRIAN ACQUISITION I CORP.      COM      89582E108  995        112,430    SH                        112,430
CMN
VELOCITY EXPRESS               COM      92257T707  34         115,691    SH                        115,691
CORPORATION CMN
VERENIUM CORPORATION 5.5%      CNV      92340PAA8  960        2,782,000 PRN                        2,782,000
04/01/2027 CONV OA
VERENIUM CORPORATION CMN       COM      92340P100  83         87,879     SH                        87,879
WTS/2020 CHINACAP              WTS      90212G117  5          25,370     SH  CALL                  25,370
ACQUIRCO, INC. 5.2500
EXP11/08/2011
WTS/GLOBAL SHIP LEASE,         WTS      Y27183113  15         20,230     SH  CALL                  20,230
INC. 6.0000 EXP08/24/2010
WTS/HIGHLANDS ACQUISITION      WTS      430880112  12         43,120     SH  CALL                  43,120
CORP 7.5000 EXP10/03/2012
WTS/SAPPHIRE INDUSTRIALS       WTS      80306T117  45         148,890    SH  CALL                  148,890
CORP. 7.0000 EXP01/17/2012


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